Carl A. Algermissen
Vice President &
Associate Counsel

September 7, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer International Diversified Fund (the "Registrant")
      Reg. No. 333-125805; File No. 811-21775

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  this is to certify that the form of Prospectus  and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c) would not have  differed  from that  contained in the text of
Post-Effective  Amendment  No. 3 to the  Registrant's  Registration  Statement on Form N-1A,
which was filed  electronically  with the Securities and Exchange Commission on September 6,
2007.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------
Carl A. Algermissen
Vice President &
Associate Counsel

cc:  Mayer, Brown LLP
     KPMG LLP
     Gloria LaFond
     Nancy S. Vann